Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Basis of Accounting	Basis of Accounting The financial statements have been prepared on the accrual basis of accounting.
Valuation of Investments

Valuation of Investments

The shares of mutual funds and the Methode Electronics Common Stock Fund are reported at fair value. See note 4 for discussion of fair value measurements.

Purchases and sales are recorded on a trade-date basis. Interest is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Under generally accepted accounting principles, the following fixed income investments qualify as fully benefit responsive investments and are reported at contract value:

The General Account contract value was determined by Empower Annuity Insurance Company of America (EAICA). The contract value represents contributions made, plus interest at the contract rate, less funds used to pay participants’ benefits. The Plan did not allow for new investment in this contract. There are significant penalties if the entire contract were prematurely terminated. The interest guarantee was based on EAICA's ability to meet its financial obligations from its general assets.

During 2025, the Plan terminated the General Account contract and participant balances were moved to the Lincoln Stable Value fund. The General Account contract had an average yield (annualized) and a crediting interest rate of 3.00% for each of the years ended December 31, 2025 and 2024. The crediting interest rate is set at the beginning of the calendar year and is periodically reviewed for adjustment. The balance in this annuity contract was $0 and $350,105 as of December 31, 2025 and 2024, respectively.

The Lincoln Stable Value Account is a fixed group annuity issued by The Lincoln National Life Insurance Company. Contract value is the relevant measure attributed to that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the contract.

The Lincoln contract had an average yield of 2.30% and 2.25% (annualized) for the years ended December 31, 2025 and 2024, respectively with a guaranteed minimum interest rate of 1.00%. At December 31, 2025 and 2024 the crediting interest rate was 2.30% and 2.30%, respectively. The balance in the Lincoln stable value account was $12,481,871 and $13,069,328 as of December 31, 2025 and 2024, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

Administrative Expenses

Administrative Expenses

Participant fees are charged to all participants’ account balances for the operational costs of the Plan. Participants paid 7 basis points annually for each of the years ended December 31, 2025 and 2024.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.